Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Provision for Income Taxes
Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2023	2022
United States	$2,215	$7,784
Non-U.S.	(696)	(3,843)

Income before provision for income taxes and non-controlling interest	$1,519	$3,941

Schedule of Components of Provision (Benefit) for Income Taxes
Significant components of the provision (benefit) for income taxes for the years ended December 31 are as follows:

	Year Ended December 31,
	2023	2022
Current:
Federal	$959	$—
State	380	647
Foreign	—	—

Total current provision for income taxes	1,339	647
Deferred:
Federal	(800)	—
State	(121)	26
Foreign	(369)	(278)

Total deferred provision for income taxes	(1,290)	(252)

Total provision for income taxes	$49	$395

Schedule of Reconciliation of Income Tax Expense (Benefit) at Statutory Federal Income Tax Rates	A reconciliation of the income tax expense (benefit) at the statutory federal income tax rates as reflected in financial statements is as follows:

	Year Ended December 31,
	2023	2022
Federal income tax (benefit) at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	(37.21)%	9.88%
Permanent differences	5.27%	12.30%
Transaction expenses	106.43%	—
Stock excise tax	22.08%	—
PIPE adjustment	190.66%	—
Shaolin fees	12.38%	—
R&D credits	(1.65)%	—
Change in valuation allowance	329.50%	4.53%
Foreign rate differential	(2.52)%	4.90%
Return to provision	(6.48)%	(1.53)%
Stock compensation	7.65%	—
Non-controlling interest	(417.17)%	(45.74)%
Partnership outside basis adjustments	(229.62)%	—
Global intangible low taxed income	5.35%	—
Other	(2.45)%	4.31%

Effective tax rate	3.22%	9.65%

Schedule Of Components Of Company's Deferred Tax Assets (Liabilities)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. Significant components of
the Company’s deferred tax assets (liabilities) consist of the following:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Foreign net operating loss carryforwards	$193	$122
Accrued expenses	906	—
Credits	37	—
Investment in partnership	5,169	—
Property and equipment	134	101
Start up costs	751	—
Deferred issuance costs	59	—
Cryptocurrency safeguarding liability	239	—
Foreign currency gains and losses	—	150
Other	65	31

Deferred tax assets before valuation allowance	7,553	404

Less: Valuation allowance	(5,169)	(225)

Deferred tax assets net of valuation allowance	$2,384	$179

Deferred tax liabilities:
Foreign currency gains and losses	$(171)	$—
Cryptocurrency safeguarding asset	(239)	—
Intangibles	(1,016)	(1,418)

Deferred tax liabilities	(1,426)	(1,418)

Total net deferred tax assets (liabilities)	$958	$(1,239)

Summary of Company's Unrecognized Tax Benefits

	Year Ended December 31,
	2023	2022
Unrecognized tax benefits beginning of year	$518	$—
Gross change for current year positions	—	—
Increases for prior period positions	327	518
Decrease for prior period positions	—	—
Decrease due to settlements and payments	—	—
Decrease due to statute limitations	—	—

Unrecognized tax benefits end of the year	$845	$518